Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Cash and cash equivalents

Note 8.Cash and cash equivalents

Cash and cash equivalents consisted of cash held in bank accounts with major financial institutions, USD fiat balances held on the Coinbase platform that are immediately withdrawable and not subject to restrictions, and investments in money market funds. Cash at banks represents deposits that are readily available. Money market funds represent highly liquid investments that are readily convertible into cash.